Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Share-Based Compensation Expense

Share-based compensation expense is included in the following line items in our statement of operations:

	2016	2015	2014
Cost of revenue	49	15	10
Research and development	123	45	20
Selling, general and administrative	166	156	103

	338	216	133

Long Term Incentive Plans [Member]
Summary of Stock Options and Changes

	Stock options	Weighted average exercise price in USD	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2016	10,034,650	38.53
Granted	108,419	80.44
Exercised	2,734,739	32.12
Forfeited	239,678	54.81

Outstanding at December 31, 2016	7,168,652	41.07	6.0	408
Exercisable at December 31, 2016	4,857,680	30.97	5.5	326

Summary of Restricted Share Units

Restricted share units

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2016	8,237,861	78.03
Granted	2,739,672	98.16
Vested	3,688,422	75.61
Forfeited	368,232	76.00

Outstanding at December 31, 2016	6,920,879	87.48

Long Term Incentive Plans [Member] | Financial Performance Conditions [Member]
Summary of Performance Share Units

Performance share units

Financial performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2016	775,324	49.68
Granted	32,716	82.53
Vested	398,951	30.00
Forfeited	375	49.60

Outstanding at December 31, 2016	408,714	71.52

Long Term Incentive Plans [Member] | Market Performance Conditions [Member]
Summary of Performance Share Units

Market performance conditions

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2016	1,905,269	26.85
Granted	—	—
Vested	1,580,086	27.28
Forfeited	—	—

Outstanding at December 31, 2016	325,183	38.63

Management Equity Stock Option Plan [Member]
Summary of Stock Options and Changes

The following table summarizes the information about NXP’s outstanding MEP Options and changes during 2016.

Stock options

	Stock options	Weighted average exercise price in EUR	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2016	2,748,942	24.14
Granted	—	—
Exercised	214,670	29.64
Forfeited	—	—
Expired	—	—

Outstanding at December 31, 2016	2,534,272	23.67	1.7	177
Exercisable at December 31, 2016	2,534,272	23.67	1.7	177